Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2060 Fund
June 30, 2025
Z60-NPRT1-0825
1.9884252.108
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	322	2,482
Fidelity Series International Credit Fund (a)	5	42
Fidelity Series Long-Term Treasury Bond Index Fund (a)	293,803	1,580,661
TOTAL BOND FUNDS (Cost $1,649,708)		1,583,185

Domestic Equity Funds - 50.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	142,586	2,947,246
Fidelity Series Large Cap Growth Index Fund (a)	70,453	1,895,888
Fidelity Series Large Cap Stock Fund (a)	67,834	1,756,232
Fidelity Series Large Cap Value Index Fund (a)	206,324	3,559,090
Fidelity Series Small Cap Core Fund (a)	67,963	792,448
Fidelity Series Small Cap Opportunities Fund (a)	25,177	367,830
Fidelity Series Value Discovery Fund (a)	78,780	1,273,868
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,655,164)		12,592,602

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	40,614	746,897
Fidelity Series Emerging Markets Fund (a)	61,945	632,454
Fidelity Series Emerging Markets Opportunities Fund (a)	118,172	2,531,249
Fidelity Series International Growth Fund (a)	90,895	1,804,261
Fidelity Series International Index Fund (a)	47,608	680,798
Fidelity Series International Small Cap Fund (a)	16,090	319,233
Fidelity Series International Value Fund (a)	117,815	1,799,031
Fidelity Series Overseas Fund (a)	111,428	1,805,139
Fidelity Series Select International Small Cap Fund (a)	1,486	19,795
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,059,100)		10,338,857

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $243,688)	24,495	243,481

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $104,281)	4.42	104,281	104,281

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $19,711,941)	24,862,406
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	24,862,406

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,104	529	144	8	(1)	(6)	2,482	322
Fidelity Series Blue Chip Growth Fund	2,487,202	266,775	306,112	-	(2,265)	501,646	2,947,246	142,586
Fidelity Series Canada Fund	635,457	86,148	66,804	-	(234)	92,330	746,897	40,614
Fidelity Series Corporate Bond Fund	1,631	4,211	5,924	18	78	4	-	-
Fidelity Series Emerging Markets Fund	537,284	92,405	58,032	-	(1,454)	62,251	632,454	61,945
Fidelity Series Emerging Markets Opportunities Fund	2,150,371	356,507	227,957	-	(4,385)	256,713	2,531,249	118,172
Fidelity Series Government Bond Index Fund	2,648	7,424	10,179	23	110	(3)	-	-
Fidelity Series Government Money Market Fund	-	139,706	35,425	1,025	-	-	104,281	104,281
Fidelity Series International Credit Fund	41	1	-	1	-	-	42	5
Fidelity Series International Developed Markets Bond Index Fund	-	11,425	11,571	-	146	-	-	-
Fidelity Series International Growth Fund	1,490,524	209,819	78,615	-	903	181,630	1,804,261	90,895
Fidelity Series International Index Fund	564,828	91,471	48,103	-	1,248	71,354	680,798	47,608
Fidelity Series International Small Cap Fund	276,096	20,334	28,587	-	1,756	49,634	319,233	16,090
Fidelity Series International Value Fund	1,480,897	254,989	139,516	-	4,293	198,368	1,799,031	117,815
Fidelity Series Investment Grade Bond Fund	2,514	7,092	9,601	28	(6)	1	-	-
Fidelity Series Investment Grade Securitized Fund	1,578	4,032	5,676	16	68	(2)	-	-
Fidelity Series Large Cap Growth Index Fund	1,600,047	175,652	161,745	2,549	(1,690)	283,624	1,895,888	70,453
Fidelity Series Large Cap Stock Fund	1,477,286	168,230	125,480	-	2,753	233,443	1,756,232	67,834
Fidelity Series Large Cap Value Index Fund	3,039,746	554,672	169,531	-	(3,741)	137,944	3,559,090	206,324
Fidelity Series Long-Term Treasury Bond Index Fund	1,440,445	336,090	161,394	13,357	(28,770)	(5,710)	1,580,661	293,803
Fidelity Series Overseas Fund	1,483,537	230,072	116,908	-	2,937	205,501	1,805,139	111,428
Fidelity Series Select International Small Cap Fund	3,799	16,966	3,636	-	277	2,389	19,795	1,486
Fidelity Series Small Cap Core Fund	697,795	73,116	33,942	-	(934)	56,413	792,448	67,963
Fidelity Series Small Cap Opportunities Fund	310,312	41,475	14,823	-	(380)	31,246	367,830	25,177
Fidelity Series Treasury Bill Index Fund	-	328,567	84,797	2,320	(82)	(207)	243,481	24,495
Fidelity Series Value Discovery Fund	1,091,004	202,329	57,088	-	(826)	38,449	1,273,868	78,780
	20,777,146	3,680,037	1,961,590	19,345	(30,199)	2,397,012	24,862,406

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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